RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Disclosure Text Block [Abstract]
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

4. RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

RISK MANAGEMENT

Brookfield Renewable’s activities expose it to a variety of financial risks, including market risk (i.e., commodity price risk, interest rate risk, and foreign currency risk), credit risk and liquidity risk. Brookfield Renewable uses financial instruments primarily to manage these risks.

There have been no material changes in exposure to these risks since the December 31, 2017 audited consolidated financial statements.

Fair value disclosures

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, management looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, commodity prices and, as applicable, credit spreads.

A fair value measurement of a non-financial asset is the consideration that would be received in an orderly transaction between market participants, considering the highest and best use of the asset.

Assets and liabilities measured at fair value are categorized into one of three hierarchy levels, described below. Each level is based on the transparency of the inputs used to measure the fair values of assets and liabilities.

Level 1 – inputs are based on unadjusted quoted prices in active markets for identical assets and liabilities;

Level 2 – inputs, other than quoted prices in Level 1, that are observable for the asset or liability, either directly or indirectly; and

Level 3 – inputs for the asset or liability that are not based on observable market data.

The following table presents Brookfield Renewable’s assets and liabilities measured and disclosed at fair value classified by the fair value hierarchy:

	Jun 30, 2018				Dec 31
(MILLIONS)	Level 1	Level 2	Level 3	Total	2017
Assets measured at fair value:
Cash and cash equivalents	$237	$-	$-	$237	$799
Restricted cash(1)	223	-	-	223	284
Financial instrument assets(2)(3)
Energy derivative contracts	-	4	-	4	-
Interest rate swaps	-	16	-	16	6
Foreign exchange swaps	-	72	-	72	20
Investments in equity and debt securities(2)	61	64	-	125	159
Property, plant and equipment	-	-	25,774	25,774	27,096
Liabilities measured at fair value:
Financial instrument liabilities(3)
Energy derivative contracts	-	(10)	-	(10)	(19)
Interest rate swaps	-	(134)	-	(134)	(155)
Foreign exchange swaps	-	(14)	-	(14)	(96)
Contingent consideration(4)	-	-	(17)	(17)	(18)
Assets for which fair value is disclosed:
Equity-accounted investments	733	-	-	733	278
Liabilities for which fair value is disclosed:
Long-term debt and credit facilities	-	(11,446)	-	(11,446)	(12,479)
Total	$1,254	$(11,448)	$25,757	$15,563	$15,875

  Includes both the current amount and long-term amount included in Other long-term assets.
  Amounts in Level 2 include Brookfield Infrastructure Debt Fund holdings.
  Includes both current and long-term amounts.
  Amount relates to business combinations with obligations lapsing in 2021 and 2024.

There were no transfers between levels during the six months ended June 30, 2018.

Financial instruments disclosures

The aggregate amount of Brookfield Renewable’s net financial instrument positions are as follows:

		2018		2017
			Net Assets	Net Assets
(MILLIONS)	Assets	Liabilities	(Liabilities)	(Liabilities)
Energy derivative contracts	$4	$10	$(6)	$(19)
Interest rate swaps	16	134	(118)	(149)
Foreign exchange swaps	72	14	58	(76)
Investments in equity and debt securities	125	-	125	159
Total	217	158	59	(85)
Less: current portion	64	106	(42)	(112)
Long-term portion	$153	$52	$101	$27

(a) Energy derivative contracts

Brookfield Renewable has entered into long-term energy derivative contracts primarily to stabilize or eliminate the price risk on the sale of certain future power generation. Certain energy contracts are recorded in Brookfield Renewable’s interim consolidated financial statements at an amount equal to fair value, using quoted market prices or, in their absence, a valuation model using both internal and third-party evidence and forecasts.

(b) Interest rate hedges

Brookfield Renewable has entered into interest rate hedge contracts primarily to minimize exposure to interest rate fluctuations on its variable rate debt or to lock in interest rates on future debt refinancing. All interest rate hedge contracts are recorded in the interim consolidated financial statements at fair value.

(c) Foreign exchange swaps

Brookfield Renewable has entered into foreign exchange swaps to minimize its exposure to currency fluctuations impacting its investments and earnings in foreign operations, and to fix the exchange rate on certain anticipated transactions denominated in foreign currencies.

(d) Investments in equity and debt securities

Brookfield Renewable’s investments in equity and debt securities consist primarily of investments in publicly-quoted securities which are recorded on the statement of financial position at fair value, and investments in debt securities are assessed for impairment at each reporting date.

The following table reflects the unrealized gains (losses) included in Foreign exchange and unrealized financial instrument loss in the interim consolidated statements of income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Energy derivative contracts	$(2)	$2	$2	$-
Interest rate swaps	15	(1)	20	(10)
Foreign exchange swaps - cash flow	62	(7)	46	(16)
Foreign exchange loss	(108)	-	(93)	-
	$(33)	$(6)	$(25)	$(26)

The following table reflects the unrealized gains (losses) included in other comprehensive income in the interim consolidated statements of comprehensive (loss) income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Energy derivative contracts	$(4)	$9	$3	$22
Interest rate swaps	1	(1)	11	(1)
	(3)	8	14	21
Foreign exchange swaps - net investment	57	(37)	61	(45)
Investments in equity and debt securities	(4)	8	(11)	11
	$50	$(21)	$64	$(13)

The following table reflects the reclassification adjustments recognized in net income in the interim consolidated statements of comprehensive (loss) income:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2018	2017	2018	2017
Energy derivative contracts	$-	$(7)	$8	$(16)
Interest rate swaps	3	(2)	6	8
	$3	$(9)	$14	$(8)